Shareholders' Equity - Schedule of Expenses Recognized in the Financial Statements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share-Based Payment Arrangement Expensed [Line Items]
Share based expenses	$ 92	$ 251
Research and Development [Member]
Schedule of Share-Based Payment Arrangement Expensed [Line Items]
Share based expenses	36	30
General and Administrative [Member]
Schedule of Share-Based Payment Arrangement Expensed [Line Items]
Share based expenses	$ 56	$ 221